CAPITAL (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Unrealized Gains (Losses) on Available-For-Sale Securities without Other-Than-Temporary Impairment, Net of Tax [member]	Dec. 31, 2012 Unrealized Gains (Losses) on Available-For-Sale Securities without Other-Than-Temporary Impairment, Net of Tax [member]	Dec. 31, 2011 Unrealized Gains (Losses) on Available-For-Sale Securities without Other-Than-Temporary Impairment, Net of Tax [member]	Dec. 31, 2013 Unrealized Losses on Available-For-Sale Securities with Other-Than-Temporary Impairment, Net of Tax [Member]	Dec. 31, 2012 Unrealized Losses on Available-For-Sale Securities with Other-Than-Temporary Impairment, Net of Tax [Member]
CAPITAL [Abstract]
Retained earnings available for future dividends		$ 24,800,000
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss)	$ 3,631,000	$ (361,000)	$ 10,291,000	$ (361,000)	$ 10,542,000	$ 10,542,000		$ (251,000)